Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 3,762,265	$ 2,788,587
Accounts receivable, net of $24,000 and $0 of allowance for doubtful accounts	3,300,742	1,997,831
Inventory	169,232	0
Notes receivable - current portion	300,000	0
Other current assets	253,607	81,011
Total current assets	7,785,846	4,867,429
PROPERTY AND EQUIPMENT:
Furniture and fixtures	160,749	137,784
Office equipment	976,835	463,937
Camera systems	969,003	0
Vehicles	151,224	0
Leasehold improvements	59,051	33,259
Gross property and equipment	2,316,862	634,980
Less: accumulated depreciation	(1,951,826)	(515,911)
Net property and equipment	365,036	119,069
Goodwill	1,960,345	0
Intangibles, net	2,168,941	0
OTHER ASSETS
Notes receivable - net of current portion	1,649,000	0
Deferred offering and financing costs	0	236,963
Deferred tax asset	1,184,359	219,982
Investment at cost	262,140	0
Deposits	39,387	39,282
Total other assets	3,134,886	496,227
Total Assets	15,415,054	5,482,725
CURRENT LIABILITIES
Accounts payable	1,385,852	577,268
Accrued expenses and other current liabilities	1,904,493	575,203
Deferred revenue	72,500	0
Total current liabilities	3,362,845	1,152,471
LONG-TERM LIABILITIES
Note payable	1,419,753	457,289
Deferred rent	54,705	56,709
Total long-term liabilities	1,474,458	513,998
Total liabilities	4,837,303	1,666,469
Series A Cumulative Convertible Redeemable Preferred stock, $0.0001 par value, 505,000 and 500,000 shares authorized, 502,327 and 301,570 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively	4,246,541	2,269,602
STOCKHOLDERS' EQUITY
Common stock, $0.0001 par value, 25,000,000 shares authorized, 13,933,784 and 5,000,000 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively	1,394	500
Preferred stock, $0.0001 par value, 7,500,000 and zero shares authorized, 505,000 and 500,000 shares designate as Series A as of September 30, 2017 and December 31, 2016, respectively	0	0
Additional paid-in capital	8,925,179	1,976,549
(Accumulated deficit) retained earnings	(2,595,363)	(430,395)
Other comprehensive income	0	0
Total Stockholders’ Equity	6,331,210	1,546,654
Total Liabilities and Stockholders’ Equity	$ 15,415,054	$ 5,482,725